Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Class J	Class K	Series A	Series B
	Warrants	Warrants	Warrants	Warrants	Total

Warrant liability as of December 31, 2014	$3,839	$-	$155,709	$78	$159,626
Issued	-	-	-	-	-
Change in fair value	(1,315)	-	(54,633)	(78)	(56,026)
Warrant liability as of March 31, 2015	$2,524	$-	$101,076	$-	$103,600
Issued	-	36,989	-	-	36,989
Change in fair value	9,154	52,878	367,279	-	429,311
Warrant liability as of June 30, 2015	$11,678	$89,867	$468,355	$-	$569,900
Issued	-	-	-	-	-
Change in fair value	(6,080)	(50,197)	(246,023)	-	(302,300)
Warrant liability as of September 30, 2015	$5,598	$39,670	$222,332	$-	$267,600

Warrant Liability
Balance at December 31, 2013	$-
New issuances	618,483
Change in fair value	(458,857)
Balance at December 31, 2014	$159,626